Commitments and Contingencies - Purchase Obligation (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Debt Instrument [Line Items]
Purchase obligation	$ 267
Service Plan Terms, Twelve Months
Debt Instrument [Line Items]
Cancellation fee	30
Service Plan Terms, Twenty Four Months
Debt Instrument [Line Items]
Cancellation fee	$ 0